Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt securities [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 4,134	$ 3,818
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	3,655	3,189
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	412	398
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	64	228
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	3	3
Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	907	815
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	102	44
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	84	86
Other [Member] | Real estate [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount		2
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	420	412
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 301	$ 271